Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ (1,072,667)	$ (3,492,318)	$ 112,030